Schedule of interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Coupon interest	$ 497	$ 513	$ 2,048	$ 1,959
Amortization of issuance costs	68	10	129	39
Total	$ 565	$ 523	$ 2,177	$ 1,998